Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2017
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These condensed consolidated interim financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) for interim financial statements. As a result, these condensed consolidated interim financial statements do not include all of the information and disclosures required in the annual consolidated financial statements and should be read in conjunction with the Corporation’s 2016 annual audited consolidated financial statements. In management’s opinion, the condensed consolidated interim financial statements include all adjustments that are of a normal recurring nature and necessary to present fairly the consolidated financial position of the Corporation.

Interim results will fluctuate due to the seasonal nature of electricity and gas demand, as well as the timing and recognition of regulatory decisions. Revenue is also affected by the cost of fuel, purchased power and natural gas, which are flowed through to customers without markup. Given the diversified nature of the Corporation’s subsidiaries, seasonality may vary. Most of the annual earnings of the gas utilities are realized in the first and fourth quarters due to space-heating requirements. Earnings for the electric utilities in the United States are generally highest in the second and third quarters due to the use of air conditioning and other cooling equipment.

The preparation of the condensed consolidated interim financial statements in accordance with US GAAP requires management to make estimates and judgments that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting periods. Estimates and judgments are based on historical experience, current conditions and various other assumptions believed to be reasonable under the circumstances.

Additionally, certain estimates and judgments are necessary since the regulatory environments in which the Corporation’s regulated utilities operate often require amounts to be recognized at estimated values until these amounts are finalized pursuant to regulatory decisions or other regulatory proceedings. Due to changes in facts and circumstances, and the inherent uncertainty involved in making estimates, actual results may differ significantly from current estimates. Estimates and judgments are reviewed periodically and, as adjustments become necessary they are recognized in earnings in the period in which they become known. In the event that a regulatory decision is received after the balance sheet date but before the consolidated financial statements are issued, the facts and circumstances are reviewed to determine whether or not it is a recognized subsequent event.

All amounts are presented in Canadian dollars unless otherwise stated.

These condensed consolidated interim financial statements are comprised of the accounts of Fortis and its wholly owned subsidiaries and controlling ownership interests. All inter-company balances and transactions have been eliminated on consolidation, except as disclosed in Note 4.

These condensed consolidated interim financial statements have been prepared following the same accounting policies and methods as those used to prepare the Corporation’s 2016 annual audited consolidated financial statements, except as described below.
New Accounting Policies

Simplifying the Test for Goodwill Impairment
Effective January 1, 2017, the Corporation adopted Accounting Standards Update (“ASU”) No. 2017-04, Simplifying the Test for Goodwill Impairment. The amendments in this update simplify the subsequent measurement of goodwill by eliminating step two in the current two-step goodwill impairment test. An entity will apply a one-step quantitative test and record the amount of goodwill impairment as the excess of a reporting unit’s carrying amount over its fair value, not to exceed the total amount of goodwill allocated to the reporting unit. The new guidance does not amend the optional qualitative assessment of goodwill impairment. The above-noted ASU was applied prospectively and did not impact the Corporation’s unaudited condensed consolidated interim financial statements for the three and six months ended June 30, 2017.